CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ 5,708	$ 1,440	$ 3,584
Foreign currency translation:
Foreign currency translation adjustments arising during period	(1,173)	157	(551)
Divestitures	564	0	(574)
Foreign currency translation adjustments arising during period	(609)	157	(1,125)
Pension and post-retirement benefit plans:
Net actuarial gain (loss) arising during period	(15)	(17)	63
Amortization reclassified to earnings	2	1	11
Divestitures	7	0	329
Pension and post-retirement benefit plans adjustments arising during period, before tax	(6)	(16)	403
Tax (expense) benefit	(1)	0	(3)
Pension and post-retirement benefit plans adjustments arising during period	(7)	(16)	400
Change in unrealized cash flow hedging:
Unrealized cash flow hedging gain (loss) arising during period	0	58	0
Amortization of unrealized cash flow hedging gain (loss)	(6)	0	0
Unrealized cash flow hedging gain arising during period, after reclassification, before tax	(6)	58	0
Tax (expense) benefit	2	0	0
Change in unrealized cash flow hedging adjustments arising during period	(4)	58	0
Other comprehensive income (loss), net of tax	(620)	199	(725)
Comprehensive income (loss)	5,088	1,639	2,859
Less: Comprehensive income (loss) attributable to non-controlling interest	(104)	(88)	(24)
Comprehensive income (loss) attributable to common shareowners	$ 4,984	$ 1,551	$ 2,835